Financial Instruments - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 1,082.6	$ 575.4
Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	12.8	0.1
Debt
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	708.8	703.7
Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	862.8	399.6
Trade receivables from provisional concentrate sales
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	31.2	17.5
Receivable not arising from sale of metal concentrates
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	127.3	110.1
Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	24.5	41.3
Contingent consideration
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	36.8
Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		6.9
Amortized cost | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0.0	0.0
Amortized cost | Debt
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	708.8	703.7
FVTPL | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	12.8	0.1
FVTPL | Debt
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0.0	0.0
FVTOCI | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0.0	0.0
FVTOCI | Debt
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0.0	0.0
Amortized cost
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	990.1	509.7
Amortized cost | Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	862.8	399.6
Amortized cost | Trade receivables from provisional concentrate sales
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
Amortized cost | Receivable not arising from sale of metal concentrates
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	127.3	110.1
Amortized cost | Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
Amortized cost | Contingent consideration
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0
Amortized cost | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		0.0
FVTPL
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	91.7	62.5
FVTPL | Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
FVTPL | Trade receivables from provisional concentrate sales
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	31.2	17.5
FVTPL | Receivable not arising from sale of metal concentrates
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
FVTPL | Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	23.7	38.1
FVTPL | Contingent consideration
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	36.8
FVTPL | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		6.9
FVTOCI
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.8	3.2
FVTOCI | Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
FVTOCI | Trade receivables from provisional concentrate sales
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
FVTOCI | Receivable not arising from sale of metal concentrates
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
FVTOCI | Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.8	3.2
FVTOCI | Contingent consideration
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 0.0
FVTOCI | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		$ 0.0